Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000001854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class A/JHNBX)
Accumulated Value	$ 9,600		$ 9,752.377344	$ 10,149.490834	$ 10,138.547146	$ 10,780.184467	$ 11,558.421076	$ 12,000.694234	$ 10,933.797595	$ 10,642.942069	$ 10,892.738199	$ 11,472.534036
C000001856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class C/JHCBX)
Accumulated Value	10,000		10,087.8586	10,425.666988	10,341.81314	10,926.800179	11,626.951072	11,987.605607	10,845.49883	10,483.179346	10,654.449337	11,143.441043
C000001857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class I/JHBIX)
Accumulated Value	250,000		254,919.675	265,960.243575	266,440.93214	284,282.323194	305,519.946859	318,354.635128	290,948.388717	283,860.612476	291,390.290567	307,815.96416
C000153977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class NAV)
Accumulated Value	10,000		10,193.7573	10,653.563747	10,684.820344	11,414.451893	12,281.913596	12,812.770203	11,724.986641	11,445.378071	11,771.881401	12,449.48867
C000113488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class R2/JHRBX)
Accumulated Value	10,000		10,154.6009	10,558.169009	10,528.727977	11,190.86873	11,987.720693	12,434.597986	11,320.04294	11,002.503623	11,259.754591	11,839.459453
C000153978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class R4/JBFRX)
Accumulated Value	10,000		10,185.7564	10,618.736302	10,622.531438	11,318.403487	12,147.134727	12,639.305408	11,536.688805	11,232.540156	11,523.62593	12,156.293736
C000106442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bond Fund (Class R6/JHBSX)
Accumulated Value	1,000,000		1,020,226.97	1,066,913.127474	1,069,291.351519	1,142,162.883471	1,229,545.174191	1,281,752.203287	1,172,824.325196	1,145,592.423363	1,178,226.82308	1,245,046.222372
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,299.486	10,462.052263	10,422.858486	11,089.980214	12,134.163068	12,085.036574	11,091.399912	10,853.732729	10,995.431574	11,595.662288
Bloomberg U S Aggregate Bond C000001857 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		257,487.15	261,551.306577	260,571.462148	277,249.505349	303,354.076695	302,125.914347	277,284.997798	271,343.318228	274,885.789364	289,891.557208
Bloomberg U S Aggregate Bond C000106442 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,029,948.6	$ 1,046,205.226307	$ 1,042,285.848592	$ 1,108,998.021394	$ 1,213,416.306777	$ 1,208,503.657383	$ 1,109,139.991186	$ 1,085,373.272906	$ 1,099,543.15745	$ 1,159,566.228826